Accrued and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities and Other Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
13. Accrued and Other Long-Term Liabilities
Accrued liabilities were as follows:

	December 31,
	2015	2014
	(In thousands)
Payroll and related costs	$77,482	$70,949
Excise and other taxes	67,932	58,556
Professional and other	28,093	32,237
Property taxes	20,175	17,567
Interest	17,093	9,251
Margin and other customer deposits	17,059	17,142
Fair value of open commodity hedging positions, net	10,273	4,889
Environmental reserves	10,099	8,377
Banking fees and other financing	189	1,311
Income taxes	—	48,170
Accrued liabilities	$248,395	$268,449

Other long-term liabilities were as follows:

	December 31,
	2015	2014
	(In thousands)
Unrecognized tax benefits	$42,049	$12,000
Retiree plan obligations and other	10,529	10,802
Environmental reserves	8,195	10,086
Asset retirement obligations	7,822	7,539
Fair value of open commodity hedging positions, net	—	1,400
Other long-term liabilities	$68,595	$41,827

The table below summarizes changes in our environmental liability accruals:

	December 31, 2014	Increase (Decrease)	Payments	December 31, 2015
	(In thousands)
Discounted liabilities	$2,902	$1,697	$(966)	$3,633
Undiscounted liabilities	15,561	303	(1,203)	14,661
Total environmental liabilities	$18,463	$2,000	$(2,169)	$18,294